Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Entity	Mar. 31, 2019 JPY (¥) Entity	Mar. 31, 2018 JPY (¥)	Jan. 29, 2020	Dec. 31, 2019	Dec. 19, 2019	Nov. 14, 2018	Apr. 01, 2015
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%	44.50%	56.30%
Gain Loss on remeasurement or sale of shares	¥ 17,266
Aggregate carrying value of investments in several affiliated companies	141,508
Fair value of investments in several affiliated companies	¥ 756,073
Number of affiliated companies accounted for under the equity method | Entity	140	133
Dividends received from affiliated companies	¥ 4,523	¥ 4,948	¥ 5,613
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							60.00%
Sony Life Insurance Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%
SA Reinsurance Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Difference between carrying value and underlying net assets	¥ 56,140
Difference between carrying value and underlying net assets, accounting treatment for amounts allocated to intangible assets	The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest	34.00%
MITSUI-SOKO Supply Chain Solutions, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest								34.00%
MITSUI-SOKO Supply Chain Solutions, Inc | General and Administrative Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, amounts of transaction	¥ 6,069	10,606
MITSUI-SOKO Supply Chain Solutions, Inc | Accrued Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, account balances	¥ 1,181	¥ 3,435